Fair value measurements - Impact of changes in its own creditworthiness on certain financial liabilities (Detail) - JPY (¥) ¥ in Billions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Fair Value Disclosures [Abstract]
Changes recognized as a credit (debit) to other comprehensive income during the period	¥ (1)	¥ (5)	¥ 5	¥ (11)
Credit (debit) Amounts reclassified to earnings during the period	¥ 0	¥ 0	0	0
Cumulative credit (debit) balance recognized in accumulated other comprehensive income			¥ 12	¥ (1)